Goodwill - Additional Information (Detail) - USD ($)		12 Months Ended
	Aug. 08, 2016	Dec. 31, 2017	Dec. 31, 2016
Goodwill [Line Items]
Goodwill impairment charges		$ 0	$ 0
Purchase price allocation to goodwill		$ 0	$ 14,000,000
Other Acquisition [Member]
Goodwill [Line Items]
Payments to acquire business	$ 200,000,000
Purchase price allocation to goodwill	$ 14,000,000